SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2021
SEGMENT INFORMATION
SEGMENT INFORMATION

NOTE 25 - SEGMENT INFORMATION:

The Chief Executive Officer is the Company’s Chief Operating Decision Maker (“CODM”). The CODM allocates resources and assesses the Company’s performance based on the following segmentation: Commercial Operations and Research & Development. The Commercial Operations segment covers all areas relating to the commercial sales and is being performed by the Company’s U.S. subsidiary. The Research and Development segment includes all activities related of research and development and licensing of therapeutic candidates and is being performed by the Company.

Effective December 31, 2021, the Company changed its operating segments to reflect the manner in which the Company's CODM reviews and assesses performance. Accordingly, the Company reports on revenue and segment Adjusted EBITDA. Disclosures regarding the Company’s reportable segments for prior periods have been adjusted to conform to the current period presentation. The CODM does not review assets by operating segment. Adjusted EBITDA represents net loss before depreciation, amortization, and financial expenses (income), adjusted to exclude share-based compensation and the Aemcolo® intangible asset impairment. (See also note 11b).

a.   Segment information

1) Revenues - All revenues reported in these consolidated financial statements relate to the Commercial Operations segment and were generated in the U.S. (see also note 20).

2) Adjusted EBITDA by segment:

The following table presents segment profitability and a reconciliation to the consolidated net loss and comprehensive loss for the periods indicated:

	Year Ended December 31,
	2021	2020	2019
	U.S. dollars in thousands
Commercial Operations Segment Adjusted EBITDA	(15,527)	(27,236)	(15,913)
Research And Development Adjusted EBITDA	(37,247)	(23,501)	(23,048)
Financial expenses (income), net	16,609	12,489	(897)
Share-based compensation to employees and service providers	10,212	4,202	3,027
Depreciation	1,914	1,710	997
Amortization and impairment of intangible assets	16,235	7,035	216
Consolidated Comprehensive loss	(97,744)	(76,173)	(42,304)

b.   Major customers

The following table represent the percentages of total net revenues from the major customers:

	Year Ended December 31,
	2021	2020	2019
Customer A	32%	35%
Customer B	31%	28%
Customer C	32%	35%	10%
Customer D			45%
Customer E			18%

The Company’s revenues were entirely in the U.S. and the payment terms for all customers are 30 to 60 days.

c.   Segment assets

The Company’s non-current assets located in Israel as of December 31, 2021, amount to $7 million (mainly intangible assets- $5.6 million and right-of-use assets - $1.1 million). The remainder of the consolidated non-current assets as of December 31, 2021, amount to $84.9 million and are located in the U.S (consisting mainly of intangible assets- $66 million, restricted cash - $16 million and right-of-use assets - $2.5 million).